Goodwill, Software and Other Intangible Assets - Additional Information (Detail) $ in Millions			12 Months Ended
	Aug. 01, 2022	Aug. 01, 2021	Oct. 31, 2022 CAD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 CAD ($)
Disclosure of intangible assets material to entity [line items]
Cash flow projection period			five-year
Goodwill			$ 5,348	$ 4,954	$ 5,253
Cash-generating units [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			5,348	4,954
Canadian Commercial Banking and Wealth Management [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			954	954
Net additions and disposals of gross carrying amount			0	0
Corporate and Other [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			99	95
Net additions and disposals of gross carrying amount			775	570
U.S. Commercial Banking and Wealth Management [member]
Disclosure of intangible assets material to entity [line items]
Terminal growth rate	4.40%	4.30%
Forecasted cash flows discounted at after-tax rate	9.80%	10.90%
Forecasted cash flows discounted at pre-tax rate	11.70%
Goodwill			4,224	3,837
Net additions and disposals of gross carrying amount			26	5
Capital Markets [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			64	61
Net additions and disposals of gross carrying amount			0	0
Canadian Personal and Small Business Banking [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			7	7
Net additions and disposals of gross carrying amount			242	$ 2
Canadian wealth management [member]
Disclosure of intangible assets material to entity [line items]
Impairment loss			$ 0
Low end level of price-to-earnings multiples	6.4	7
High end level of price-to-earnings multiples	10.7	10.9